Financial instruments and risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments
The Company holds the following financial instruments (in USD thousands):

	December 31,
	2022	2021
Financial assets at amortized cost
Cash and cash equivalents	$161,305	$192,962
Term deposits	17,307	72,357
Accounts receivable	6,649	5,621
Other financial non-current assets	965	1,405
Total financial assets at amortized cost	$186,226	$272,345
Financial assets at fair value through statement of loss
Total financial assets	$186,226	$272,345
Financial liabilities at amortized cost
Accounts payable	6,181	6,737
Accrued expenses	14,505	15,972
Lease liabilities	16,743	13,059
Total financial liabilities at amortized cost	37,429	35,768
Financial liabilities at fair value through statement of loss
Total financial liabilities	$37,429	$35,768

Summary of Maturity Profile of Financial Liabilities
The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted cash flows (in USD thousands):

	Net carrying amount	Within 1 year	Between 1 and 5 years	After 5 years	Total
December 31, 2022
Lease liabilities	$16,743	$2,950	$8,862	$6,421	$18,233
Accounts payable	6,181	6,181	—	—	6,181
Accrued expenses	14,505	14,505	—	—	14,505
Total contractual liabilities	$37,429	$23,636	$8,862	$6,421	$38,919

December 31, 2021
Lease liabilities	$13,059	$2,018	$8,467	$4,075	$14,560
Accounts payable	6,737	6,737	—	—	6,737
Accrued expenses	15,972	15,972	—	—	15,972
Total contractual liabilities	$35,768	$24,727	$8,467	$4,075	$37,269

Summary of Significant Foreign Exchange Rates
The significant exchange rates that have been applied to these consolidated financial statements are listed below:

	December 31,		For the twelve months ended December 31,
	2022	2021	2022	2021	2020
Currency	Spot rate	Spot rate	Average rate	Average rate	Average rate
USD/CHF	0.92447	0.91210	0.95500	0.91437	0.94703
USD/EUR	0.93414	0.88290	0.95146	0.84579	0.88423
USD/GBP	0.82761	0.74190	0.81177	0.72707	0.78132
USD/BRL	5.28600	5.57130	5.16678	5.39288	5.06281

Sensitivity of Loss Before Tax to Changes in Foreign Exchange Rates	The sensitivity of the Company’s income to possible changes in foreign exchange rates is measured at the local entity level as it depends on the functional currency of each entity. As of December 31, 2022 and 2021, the
Company was exposed principally to movements in four cross currency pairs. The sensitivity of the Company’s loss before tax to such changes was as follows (in USD thousands):

December 31,
	2022	2021	2020
Increase / (decrease) in USD/CHF exchange rate by 10%	6,614 / (6,614)	19,499 / (19,499)	1,453 / 1,453
Increase / (decrease) in EUR/CHF exchange rate by 10%	(94) / 94	648 / (648)	836 / (836)
Increase / (decrease) in GBP/CHF exchange rate by 10%	(83) / 83	(18) / 18	351 / (351))
Increase / (decrease) in USD/EUR exchange rate by 10%	503 / (503)	726 / (726)	155 / (155)

Sensitivity of Equity to Changes in Foreign Exchange Rates	As of December 31, 2022 and 2021 the sensitivity of the Company’s equity to such changes, measured against the USD, was as follows (in USD thousands):

December 31,
	2022	2021
Increase / (decrease) in USD/CHF exchange rate by 10%	14,198 / (14,198)	54 / (54)
Increase / (decrease) in USD/EUR exchange rate by 10%	(44) / 44	(89) / 89
Increase / (decrease) in USD/GBP exchange rate by 10%	50 / (50)	(27) / 27
Increase / (decrease) in USD/BRL exchange rate by 10%	133 / (133)	77 / (77)